Note 10 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Current assets	$ 1,280,744		$ 1,117,661
Total assets	5,355,629		5,287,022
Current liabilities	797,157		662,770
Non-current liabilities	2,055,082		2,184,863
Net income/(loss)	204,196	$ 220,255
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Current assets	423		1,386
Non-current assets	0		0
Total assets	423		1,386
Current liabilities	75		123
Non-current liabilities	0		0
Total liabilities	75		$ 123
Voyage revenue	0	10,738
Net income/(loss)	$ 85	$ (2,321)